INCOME TAXES (Schedule of Components of Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (Loss) before income tax
PRC	$ 26,560,892	$ 22,416,826	$ (2,748,982)
Other jurisdictions	(58,965,544)	(26,818,332)	(31,234,691)
Loss before income tax, non-controlling interests	(32,404,652)	(4,401,506)	(33,983,673)
Current tax benefit (expense)
PRC	(2,412,560)
Other jurisdictions	(251,202)	(218,556)	256,071
Subtotal	(2,663,762)	(218,556)	256,071
Deferred tax benefit (expense)
PRC	(611,029)	97,189	(4,595,374)
Other jurisdictions	981,192	(552,249)	4,689,183
Subtotal	370,163	(455,060)	93,809
Total income tax benefit (expense)	$ (2,293,599)	$ (673,616)	$ 349,880